Cover	Mar. 23, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2023
Entity File Number	001-40281
Entity Registrant Name	CORAZON CAPITAL V838 MONOCEROS CORP
Entity Central Index Key	0001844635
Entity Tax Identification Number	98-1580509
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	301 W. Grand Ave., #343
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	535-6282
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Dollar 0. 0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	CRZNU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	CRZN
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the Units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CRZNW
Security Exchange Name	NASDAQ